Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Warrants and Rights Note Disclosure [Abstract]
Schedule Of Changes In Warrants Activity

The following table summarizes information about warrant activity during the six-month period ended June 30, 2016:

	No. of warrants	Weighted average exercise price	Exercise price range
December 31, 2015	1,006,679	$12.92	$5.00 – $17.60
Granted	—	—	—
Exercised	—	—	—
Expired	—	—	—
June 30, 2016	1,006,679	$9.18	$3.00 – $17.60

The following table summarizes information about warrant activity during the year ended December 31, 2015:

	No. of warrants	Weighted average exercise price	Exercise price range
December 31, 2014	1,740,265	$42.26	$9.40 – $50.60
Granted	587,500	$9.57	$5.00 – $10.00
Expired on June 21, 2015	(1,321,086)	$50.55	$9.40 – $50.60
December 31, 2015	1,006,679	$12.92	$10.00 – $17.60

Schedule Of Warrants Outstanding
Certain of the Company’s outstanding warrants are classified as equity warrants and certain are classified as derivative warrant liabilities. The Company’s outstanding equity warrants as of June 30, 2016 consist of the following:

	No. outstanding	Exercise price	Remaining contractual life	Expiration Date
Series 1 Warrants	149,025	$17.60	1.05 years	July 19, 2017
Series 2 Warrants	194,352	$17.60	1.05 years	July 19, 2017
Reload Warrants	75,802	$17.60	0.61 years	February 6, 2017
October 2015 Warrants	50,000	$5.00	4.79 years	April 15, 2021
Outstanding as of June 30, 2016	469,179
The Company’s outstanding derivative warrants as of June 30, 2016 consist of the following:

	No. outstanding	Exercise price	Remaining contractual life	Expiration Date
May 2015 Warrants	537,500	$3.00	3.84 years	May 4, 2020

Certain of the Company’s outstanding warrants are classified as equity warrants and certain are classified as derivative warrant liabilities. The Company’s outstanding equity warrants as of December 31, 2015 consist of the following:

	No. outstanding	Exercise price	Remaining contractual life	Expiration Date
Series 1 Warrants	149,025	$17.60	1.55 years	July 19, 2017
Series 2 Warrants	194,352	$17.60	1.55 years	July 19, 2017
Reload Warrants	75,802	$17.60	1.10 years	February 6, 2017
October 2015 Warrants	50,000	$5.00	5.29 years	April 15, 2021
Outstanding as of December 31, 2015	469,179

The Company’s outstanding derivative warrant liabilities as of December 31, 2015 consist of the following:

	No. outstanding	Exercise price	Remaining contractual life	Expiration Date
May 2015 Warrants	537,500	$10.00	4.34 years	May 4, 2020